SCHEDULE OF RESERVED SHARES OF COMMON STOCK (Details)	Jun. 30, 2025 shares
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total shares reserved	29,349,264
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total shares reserved	17,900,000
Warrant [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total shares reserved	17,900,000
Employee Stock Purchase Plan [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total shares reserved	1,000,000
RSUs, Issued and Outstanding [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total shares reserved	2,684,000
Stock Options and RSUs, Authorized for Future Issuance [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total shares reserved	7,765,264